Income Taxes (Details) - Schedule of income tax provision - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Current:
U.S. federal		$ 119,000
State and local
Total income tax provision		119,000
Deferred:
U.S. federal	238,000	(648,000)
State and local	78,000	78,000
Total income tax provision	316,000	(570,000)
Change in valuation allowance	(316,000)	570,000
Provision for income taxes		$ 119,000